4 - STOCKHOLDERS EQUITY (Details Narrative) (USD $)	Apr. 01, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2014 Shares Authorized [Member]	Dec. 30, 2012 Shares Authorized [Member]	Dec. 30, 2012 Los Angeles Community Capital [Member]	Dec. 30, 2013 Goldstein Franklin [Member]	Dec. 30, 2012 Goldstein Franklin [Member]	Dec. 30, 2013 Igwealor [Member]	Dec. 30, 2012 Igwealor [Member]	Dec. 30, 2013 Poverty Solutions [Member]	Dec. 30, 2012 Poverty Solutions [Member]	Apr. 30, 2013 Kareem Davis [Member]	Apr. 30, 2013 Aliyu Ahmed [Member]	Apr. 30, 2013 Ambrose Egbuonu [Member]	Apr. 30, 2013 Creas Nwokeabia [Member]	Apr. 30, 2013 Jenita Mc Clinton [Member]	Apr. 30, 2013 Jannette Reese [Member]	Dec. 30, 2013 American Bio [Member]	Dec. 30, 2013 American Community Capital [Member]	Dec. 30, 2013 Poverty Solution Two [Member]
Common Shares Authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Common shares issued for services					10,000,000	1,000,000	1,000,000	1,000,000	10,000,000				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Common Stock Par Value		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares issued		35,142,000	13,673,000							145,000	1,719,000	1,528,000									750,000
Value of shares		$ 3,166	$ 1,217							$ 145	$ 3,438	$ 1,528									$ 1,500
Common Stock Outstanding		35,142,000	13,673,000